Label	Element	Value
MassMutual Disciplined Growth Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	MassMutual Disciplined Growth Fund
Objective [Heading]	oef_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Fund seeks long-term total return.
Expense Heading [Optional Text]	oef_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the tables and examples below. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual Funds. More information about these and other discounts is available in the section titled Sales Charges by Class beginning on page 96 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	oef_ExpensesDeferredChargesTextBlock	Applies only to certain redemptions of shares bought with no front-end sales charge. Class A shares purchased without a front-end sales charge in accounts aggregating $1 million or more may be subject to a 1.00% contingent deferred sales charge if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase is made.
Expense Breakpoint Discounts [Text]	oef_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	oef_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the front-end sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	69.00%
Strategy [Heading]	oef_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
Principal Investment Strategies
The Fund invests primarily in equity securities of U.S. large- and mid-cap companies. The Fund currently invests substantially all of its assets in companies represented in the Russell 1000® Growth Index at the time of purchase, although the Fund is actively managed and is not an index fund or a passively managed investment. Constituents of the Russell 1000 Growth Index are companies that exhibit certain growth characteristics, as defined by the index providers, such as historical and predicted future earnings per share growth rates and trends, historical sales per share growth trends, and internal growth rate. As of December 31, 2024, the market capitalization range of companies included in the Russell 1000 Growth Index was $1.67 billion to $3.81 trillion.
Equity securities in which the Fund invests may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. The Fund may hold a portion of its assets in unlisted securities. The Fund may invest in exchange-traded funds and may use equity index futures contracts as a substitute for direct investments in order to help manage cash flows. Use of derivatives by the Fund may create investment leverage. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents. The Fund is non-diversified, which means that it may hold larger positions in a smaller number of issuers than a diversified fund.
The Fund’s subadviser, Wellington Management Company LLP (“Wellington Management”), manages the Fund’s assets using a proprietary, dynamic multi-factor approach that is based on quantitative and qualitative research and analysis. In selecting securities, Wellington Management seeks to allocate the Fund’s assets to equity securities that it believes share complementary factor exposures. Factors are characteristics that are important in explaining the returns and risks of a group of securities. Wellington Management selects securities for the Fund based on their factor characteristics and diversification benefits; typically this will mean that securities demonstrate one or more of the following: (1) mean-reversion (e.g., stocks that are inexpensive relative to their historical fundamentals); (2) trend following (e.g., strong momentum and higher growth potential); or (3) risk aversion (e.g., financially healthy, stable, and lower volatility companies). Securities are typically sold as a byproduct of the factor selection, allocation, and rebalancing processes. In exceptional circumstances, Wellington Management may exclude, remove, or include an issuer or security from the Fund where it believes the data available does not accurately reflect current events or to adjust the risk profile of the Fund appropriately.
The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Service Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell 1000 Growth Index). The Fund’s investment objective and investment strategy changed on November 18, 2020. The performance results shown below would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented. Performance for Class Y shares of the Fund for periods prior to its inception date
(02/01/23) is based on the performance of Class R5 shares. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	https://www.massmutual.com/product-performance/mutual-funds
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Annual Performance Service Class Shares
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock
Highest Quarter:	2Q ’20,	26.42%	Lowest Quarter:	2Q ’22,	–19.98%

Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	26.42%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(19.98%)
Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2024)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Service Class only. After-tax returns for other classes will vary.
Performance Table Narrative	oef_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Service Class only. After-tax returns for other classes will vary.

MassMutual Disciplined Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	You can lose money by investing in the Fund.
MassMutual Disciplined Growth Fund | Equity Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Equity Securities Risk Although stocks may have the potential to outperform other asset classes over the long term, their prices tend to fluctuate more dramatically over the shorter term. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, or investor confidence, or announcements of economic, political, or financial information.
MassMutual Disciplined Growth Fund | Growth Company Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Growth Company Risk The prices of growth securities are often highly sensitive to market fluctuations because of their heavy dependence on future earnings or cash flow expectations, and can be more volatile than the market in general.
MassMutual Disciplined Growth Fund | Large Company Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Large Company Risk Large-capitalization stocks as a group could fall out of favor with the market, causing the Fund’s investments in large-capitalization stocks to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.
MassMutual Disciplined Growth Fund | Small and Mid-Cap Company Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Small and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of small and medium-sized companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Their shares can be less liquid than those of larger companies, especially during market declines. Small and medium-sized companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.
MassMutual Disciplined Growth Fund | Cash Position Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Cash Position Risk If the Fund holds a significant portion of its assets in cash or cash equivalents, its investment returns may be adversely affected and the Fund may not achieve its investment objective.
MassMutual Disciplined Growth Fund | Derivatives Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Derivatives Risk Derivatives can be highly volatile and involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. If the value of a derivative does not correlate well with the particular market or asset class the derivative is designed to provide exposure to, the derivative may not have the effect or benefit anticipated. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Many derivatives are traded in the over-the-counter market and not on exchanges.
MassMutual Disciplined Growth Fund | Frequent Trading/Portfolio Turnover Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Frequent Trading/Portfolio Turnover Risk Portfolio turnover generally involves some expense to the Fund and may result in the realization of taxable capital gains (including short-term gains). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.
MassMutual Disciplined Growth Fund | Liquidity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Liquidity Risk Certain securities may be difficult (or impossible) to sell or certain positions may be difficult to close out at a desirable time and price, and the Fund may be required to hold an illiquid investment that is declining in value, or it may be required to sell certain illiquid investments at a price or time that is not advantageous in order to meet redemptions or other cash needs. Some securities may be subject to restrictions on resale. There can be no assurance that there will be a liquid market for instruments held by the Fund at any time. The Fund may not receive the proceeds from the sale of certain investments for an extended period.
MassMutual Disciplined Growth Fund | Management and Operational Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Management and Operational Risk The Fund relies on the manager’s investment analysis and its selection of investments to achieve its investment objective, and the Fund is subject to the risk that the manager’s assessment of an investment is wrong. There can be no assurance that the Fund will achieve the intended results and the Fund may incur significant losses. The Fund also runs the risk that deficiencies in the investment adviser’s, subadviser’s, or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.
MassMutual Disciplined Growth Fund | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, public health, and other conditions, as well as investor perceptions of these conditions. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.
MassMutual Disciplined Growth Fund | Non-Diversification Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Non-Diversification Risk Because the Fund may invest a relatively large percentage of its assets in a single issuer or small number of issuers than a diversified fund, the Fund’s performance could be closely tied to the value of one issuer or a small number of issuers and could be more volatile than the performance of a diversified fund.
MassMutual Disciplined Growth Fund | Quantitative Models Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Quantitative Models Risk The portfolio managers use quantitative models as part of the idea generation process. Quantitative models are based upon many factors that measure individual securities relative to each other. Such models may not produce the intended results and can be adversely affected by errors or imperfections in the factors or the data on which measurements are based, changing sources of market return or market risk, human error, or any technical issues with the design, construction, implementation, or maintenance of the models.
MassMutual Disciplined Growth Fund | Risk of Investment in Other Funds or Pools [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including ETFs, in which it invests, including the risk that the underlying funds will not perform as expected. ETFs are subject to additional risks, including secondary market trading risks and the risk that an ETF’s shares may trade above or below net asset value. The Fund indirectly pays a portion of the expenses incurred by the underlying funds, which may, in the case of an ETF, include a portion of the expenses incurred below their net asset value.
MassMutual Disciplined Growth Fund | Sector Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Sector Risk The Fund may allocate more of its assets to particular industries or to particular economic, market, or industry sectors than to others. This could increase the volatility of the Fund’s portfolio, and the Fund’s performance may be more susceptible to developments affecting issuers in those industries or sectors than if the Fund invested more broadly.
MassMutual Disciplined Growth Fund | Valuation Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.
MassMutual Disciplined Growth Fund | MassMutual Disciplined Growth Fund - Class Y
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.24%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 70
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	221
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	384
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 859
MassMutual Disciplined Growth Fund | MassMutual Disciplined Growth Fund - Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.39%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 655
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	878
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,118
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,806
MassMutual Disciplined Growth Fund | MassMutual Disciplined Growth Fund - Administrative Class
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.44%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 91
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	284
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	493
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,096
MassMutual Disciplined Growth Fund | MassMutual Disciplined Growth Fund - Class R5
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.24%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 70
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	221
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	384
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 859
MassMutual Disciplined Growth Fund | MassMutual Disciplined Growth Fund - Service Class
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.34%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 81
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	252
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	439
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 978
MassMutual Disciplined Growth Fund | MassMutual Disciplined Growth Fund - Class R4
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.34%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.04%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 106
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	331
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	574
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,271
MassMutual Disciplined Growth Fund | MassMutual Disciplined Growth Fund - Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.14%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 60
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	189
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	329
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 738
MassMutual Disciplined Growth Fund | MassMutual Disciplined Growth Fund - Class R3
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.34%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.29%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 131
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	409
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	708
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,556
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	33.36%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	18.96%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	16.78%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	25.02%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.53%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.10%	[2]
MassMutual Disciplined Growth Fund - Class Y
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	36.60%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	16.91%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.84%
MassMutual Disciplined Growth Fund - Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	28.62%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.09%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.70%
MassMutual Disciplined Growth Fund - Administrative Class
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	36.41%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	16.69%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.63%
MassMutual Disciplined Growth Fund - Class R5
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	36.72%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	16.94%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.85%
MassMutual Disciplined Growth Fund - Service Class
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	3.46%
Annual Return [Percent]	oef_AnnlRtrPct	7.06%
Annual Return [Percent]	oef_AnnlRtrPct	28.44%
Annual Return [Percent]	oef_AnnlRtrPct	(4.15%)
Annual Return [Percent]	oef_AnnlRtrPct	33.34%
Annual Return [Percent]	oef_AnnlRtrPct	31.08%
Annual Return [Percent]	oef_AnnlRtrPct	27.89%
Annual Return [Percent]	oef_AnnlRtrPct	(31.91%)
Annual Return [Percent]	oef_AnnlRtrPct	39.44%
Annual Return [Percent]	oef_AnnlRtrPct	36.56%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	36.56%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	16.80%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.73%
MassMutual Disciplined Growth Fund - Service Class | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	30.74%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.60%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.69%
MassMutual Disciplined Growth Fund - Service Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	24.54%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.45%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.69%
MassMutual Disciplined Growth Fund - Class R4
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	36.15%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	16.51%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.45%
MassMutual Disciplined Growth Fund - Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	36.83%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.03%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.97%
MassMutual Disciplined Growth Fund - Class R3
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	35.86%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	16.22%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.17%

[1]	Applies only to certain redemptions of shares bought with no front-end sales charge. Class A shares purchased without a front-end sales charge in accounts aggregating $1 million or more may be subject to a 1.00% contingent deferred sales charge if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase is made.
[2]
Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.